Shareholder Report, Holdings (Details) - Clockwise Core Equity & Innovation ETF	Aug. 31, 2024
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
The Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Consumer Non-Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%